Income Taxes - Schedule of Provision for Income Tax Expense (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Income Tax Disclosure [Abstract]
Current expense	$ 67,025	$ 69,612	$ 62,468
Deferred expense (benefit)	4,551	(25,027)	(35,930)
Tax credits	(11,268)	(12,012)	(11,690)
ASU 2014-01 Amortization on Low Income Housing Tax Credits	2,023	1,005	251
Tax benefits attributable to items charged to equity and goodwill	1,763	2,105	1,034
Total income tax expense	$ 64,094	$ 35,683	$ 16,133